GEOGRAPHIC INFORMATION AND SELECTED STATEMENTS OF INCOME DATA - Schedule of revenue by geographic area (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Geographical Information [Line Items]
Total revenues	$ 2,414.7	$ 2,329.9	$ 2,166.8
Americas
Schedule Of Geographical Information [Line Items]
Total revenues	1,025.7	991.1	922.8
Europe, Middle East and Africa
Schedule Of Geographical Information [Line Items]
Total revenues	1,116.7	1,049.5	980.8
Asia Pacific
Schedule Of Geographical Information [Line Items]
Total revenues	$ 272.3	$ 289.3	$ 263.2